Schedule of commodity taxes recoverable and other receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2019	Jul. 31, 2018
Commodity Taxes Recoverable And Other Receivables [Abstract]
Commodity taxes recoverable	$ 14,415	$ 4,237
Accrued interest income	570	0
Other receivables	262	0
Total commodity taxes recoverable and other receivables	$ 15,247	$ 4,237	[1]

[1]	Restated